Note 22 Liabilities under insurance and reinsurance contracts (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities Covered by Insurance and Reinsurance contracts	€ 13,782	€ 12,760
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities Covered by Insurance and Reinsurance contracts	12,338	11,456
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts [Line Items]
Liabilities Covered by Insurance and Reinsurance contracts	€ 1,444	€ 1,304